Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other comprehensive income [abstract]
NET INCOME	R$ 2,687,939	R$ 2,799,370	R$ 2,327,168
Adjustments related to financial assets	2,271	(569)	(6,373)
Companhia Paranaense De Energia Copel [Member]
Other comprehensive income [abstract]
NET INCOME	2,688,614	2,809,631	2,258,810
Post employment benefits	1,171	9,483	(25,082)
Post employment benefits - equity	(188,695)	233,629	(234,283)
Taxes on other comprehensive income	(398)	(3,224)	8,528
Adjustments related to financial assets	1,143	(184)	(2,942)
Total comprehensive income, net of taxes	(186,779)	239,704	(253,779)
TOTAL COMPREHENSIVE INCOME	R$ 2,501,835	R$ 3,049,335	R$ 2,005,031